Amplify Tokenization Technology ETF
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 75.5%	Shares	Value
Communication Services - 3.3%
Alphabet, Inc. - Class A	39	$12,207
Baidu, Inc. - ADR (a)	96	12,543
		24,750

Financials - 64.6% (b)
American Express Co.	30	11,098
Antalpha Platform Holding Co. - Class A (a)	57	495
Bank of America Corp.	225	12,375
Bank of New York Mellon Corp.	102	11,841
Blackrock, Inc.	12	12,844
Block, Inc. (a)	192	12,497
Bullish (a)	264	9,998
Capital One Financial Corp.	51	12,360
Citigroup, Inc.	108	12,602
CMC Markets PLC (c)	1,191	4,790
CME Group, Inc.	45	12,289
Coinbase Global, Inc. - Class A (a)	45	10,176
Deutsche Boerse AG	48	12,611
Etoro Group Ltd. - Class A (a)	297	10,434
Euronext NV (c)	84	12,628
Figure Technology Solutions, Inc. - Class A (a)	306	12,497
Flow Traders Ltd. (a)	438	12,922
Galaxy Digital, Inc. - Class A (a)	411	9,190
Gemini Space Station, Inc. - Class A (a)	1,071	10,624
GMO Financial Holdings, Inc.	600	3,346
HSBC Holdings PLC - ADR	162	12,745
Industrial & Commercial Bank of China Ltd. - Class H	15,000	12,122
Intercontinental Exchange, Inc.	75	12,147
JPMorgan Chase & Co.	39	12,567
KKR & Co., Inc.	87	11,091
London Stock Exchange Group PLC	108	13,004
Monex Group, Inc.	2,400	11,193
Nasdaq, Inc.	132	12,821
Northern Trust Corp.	90	12,293
NU Holdings Ltd. - Class A (a)	729	12,203
OSL Group Ltd. (a)	4,500	9,828
Partners Group Holding AG	9	11,160
Ping An Insurance Group Co. of China Ltd. - Class H	1,500	12,555
Robinhood Markets, Inc. - Class A (a)	87	9,840
Royal Bank of Canada	75	12,787
Singapore Exchange Ltd.	900	11,869
SoFi Technologies, Inc. (a)	450	11,781
State Street Corp.	93	11,998
Swissquote Group Holding SA	21	12,909
Toronto-Dominion Bank	132	12,434
Tradeweb Markets, Inc. - Class A	114	12,260
US Bancorp	225	12,006
Wells Fargo & Co.	132	12,302
		483,532

Information Technology - 7.6%
Akamai Technologies, Inc. (a)	141	12,302
Circle Internet Group, Inc. (a)	135	10,706
Cloudflare, Inc. - Class A (a)	57	11,238
International Business Machines Corp.	39	11,552
Microsoft Corp.	24	11,607
		57,405
TOTAL COMMON STOCKS (Cost $574,692)		565,687

EXCHANGE TRADED FUNDS - 23.3%	Shares	Value
Bitwise Solana Staking ETF (a)	2,724	44,674
Bitwise XRP ETF (a)	2,142	43,954
Grayscale Chainlink Trust ETF (a)	3,861	42,062
iShares Ethereum Trust ETF (a)	1,953	43,806
TOTAL EXCHANGE TRADED FUNDS (Cost $176,528)		174,496

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (d)	5,765	5,765
TOTAL MONEY MARKET FUNDS (Cost $5,765)		5,765

TOTAL INVESTMENTS - 99.6% (Cost $756,985)		745,948
Other Assets in Excess of Liabilities - 0.4%		2,927
TOTAL NET ASSETS - 100.0%		$748,875

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $17,418 or 2.3% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Tokenization Technology ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$565,687	$–	$–	$565,687
Exchange Traded Funds	174,496	–	–	174,496
Money Market Funds	5,765	–	–	5,765
Total Investments	$745,948	$–	$–	$745,948

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.